Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended					2 Months Ended					3 Months Ended					4 Months Ended					5 Months Ended					6 Months Ended					7 Months Ended					8 Months Ended				9 Months Ended				10 Months Ended			11 Months Ended			12 Months Ended				13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000261751
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree Asia Defense Fund $10,027
Accumulated Value	$ 10,000					$ 10,270					$ 10,333					$ 9,199					$ 9,419					$ 11,139					$ 11,417					$ 10,027
C000112567
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree China ex-State-Owned Enterprises Fund $17,976
Accumulated Value					$ 10,000					$ 10,039					$ 9,955					$ 9,740					$ 10,019					$ 10,916					$ 11,321					$ 11,226				$ 11,120				$ 10,584			$ 11,391			$ 11,924				$ 12,394			$ 12,869			$ 13,882			$ 14,251			$ 15,831			$ 16,372			$ 17,060			$ 17,863			$ 18,285			$ 18,844			$ 20,535			$ 19,614		$ 19,072		$ 18,547		$ 19,144		$ 18,037		$ 17,176		$ 16,364		$ 15,855		$ 13,892		$ 14,714		$ 13,582		$ 15,149		$ 16,262		$ 17,189		$ 17,701		$ 15,138		$ 16,445		$ 16,483		$ 15,994		$ 15,979		$ 16,876		$ 17,272		$ 18,532		$ 18,207		$ 18,463		$ 17,201		$ 18,543		$ 19,100		$ 21,540		$ 23,877		$ 25,551		$ 25,072		$ 26,670		$ 27,728		$ 29,759		$ 32,048		$ 31,759		$ 29,024		$ 29,885		$ 29,543		$ 30,482		$ 25,928		$ 25,426		$ 24,224		$ 25,280		$ 23,892		$ 22,686		$ 21,243		$ 20,549		$ 18,633		$ 17,485		$ 17,767		$ 19,443		$ 17,469		$ 17,323		$ 14,577		$ 12,284		$ 15,451		$ 16,132		$ 18,069		$ 15,801		$ 16,072		$ 15,138		$ 13,744		$ 14,219		$ 15,995		$ 14,451		$ 13,878		$ 13,398		$ 13,422	$ 13,120	$ 11,146	$ 12,381	$ 12,367	$ 13,003	$ 13,110	$ 12,614	$ 12,562	$ 12,534	$ 16,235	$ 15,124	$ 14,478	$ 14,377	$ 14,458	$ 15,944	$ 16,173	$ 15,406	$ 15,863	$ 16,498	$ 17,863	$ 19,376	$ 21,463	$ 20,402	$ 19,641	$ 19,609	$ 20,265	$ 19,371	$ 17,976
C000145138
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree Emerging Markets ex-State-Owned Enterprises Fund $21,032
Accumulated Value					10,000					9,986					9,721					9,977					10,425					10,733					10,934					10,887				10,323				10,332			10,922			11,285				11,668			11,993			12,461			12,687			13,537			13,844			13,925			14,464			14,611			15,136			16,244			15,531		15,174		14,956		14,614		14,043		14,200		13,795		13,567		12,154		12,774		12,317		13,484		13,643		13,889		14,280		13,040		13,892		13,814		13,281		13,529		14,147		14,289		15,293		14,815		14,116		12,033		13,221		13,522		14,784		16,283		16,787		16,607		17,064		18,385		19,808		20,511		20,651		20,116		20,700		20,740		21,080		19,580		19,866		18,964		19,247		18,490		18,718		17,985		17,147		16,756		15,647		15,652		14,660		14,629		14,665		12,876		12,483		14,231		13,921		15,059		13,968		14,376		14,112		13,983		14,501		15,521		14,568		14,052		13,534		14,634	15,289	14,482	15,194	15,531	15,563	15,658	16,280	16,322	16,571	17,850	17,111	16,573	16,429	16,589	16,429	16,381	16,696	17,444	18,439	18,766	19,094	20,417	21,292	20,714	21,288	22,933	24,165	21,032
C000042129
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree Emerging Markets High Dividend Fund $23,254
Accumulated Value					10,000					10,308					9,603					10,170					10,763					10,846					10,971					11,130				10,880				11,153			11,514			11,849				12,044			12,133			12,156			12,251			12,783			13,211			13,077			13,260			13,230			13,927			15,149			14,749		14,549		14,429		13,967		13,371		13,980		13,650		14,003		12,868		13,135		12,909		14,064		14,045		14,059		14,239		13,718		14,500		14,308		13,569		13,834		14,373		14,369		15,409		14,387		13,371		10,958		11,964		12,048		12,421		12,760		12,818		12,344		12,239		13,769		14,540		14,324		15,035		15,710		16,072		16,504		16,447		16,008		16,483		16,206		15,960		15,448		16,240		16,708		16,412		16,597		15,521		15,782		14,242		14,146		14,258		13,235		12,945		14,810		14,564		15,640		15,106		15,441		15,547		15,200		15,844		16,918		16,123		16,120		15,653		16,724	17,612	17,288	17,871	18,133	18,289	18,815	19,117	18,857	19,447	19,957	19,068	18,612	18,531	18,843	18,816	19,203	19,281	20,109	20,869	20,994	21,304	21,607	21,763	21,999	22,337	23,762	24,721	23,254
C000202064
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree Emerging Markets Multifactor Fund $15,544
Accumulated Value				$ 10,000					$ 10,016					$ 10,012					$ 9,282					$ 9,538					$ 9,246					$ 9,658					$ 9,654				$ 9,648				$ 9,718			$ 9,293			$ 9,634				$ 9,404			$ 9,140			$ 9,084			$ 9,301			$ 9,155			$ 9,522			$ 9,161			$ 8,602			$ 7,483			$ 8,141			$ 8,297			$ 8,621		$ 9,291		$ 9,350		$ 9,223		$ 9,296		$ 9,835		$ 10,440		$ 10,805		$ 10,857		$ 11,084		$ 11,407		$ 11,583		$ 11,422		$ 11,006		$ 11,418		$ 11,115		$ 11,106		$ 10,754		$ 11,058		$ 10,882		$ 10,564		$ 10,450		$ 10,035		$ 10,163		$ 9,337		$ 9,363		$ 9,510		$ 8,862		$ 8,980		$ 9,709		$ 9,576		$ 9,959		$ 9,626		$ 9,859		$ 10,065		$ 10,019		$ 10,445		$ 11,001		$ 10,629		$ 10,587		$ 10,254		$ 10,883		$ 11,429		$ 11,420		$ 11,954		$ 12,135		$ 12,200		$ 12,321		$ 12,861		$ 12,847		$ 13,038		$ 13,276		$ 12,742		$ 12,518		$ 12,502		$ 12,568		$ 12,177		$ 12,426		$ 12,742		$ 12,997		$ 13,612		$ 13,664		$ 13,983		$ 14,549		$ 14,990		$ 14,908		$ 15,213		$ 16,424		$ 17,326		$ 15,544
C000128625
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree Emerging Markets Quality Dividend Growth Fund $19,572
Accumulated Value					10,000					10,057					9,702					10,287					10,760					10,807					10,981					10,952				10,274				10,380			10,663			11,014				11,245			11,426			11,597			11,775			12,330			12,709			12,663			12,703			12,782			13,486			14,080			13,761		13,412		13,257		12,918		12,528		12,789		12,448		12,204		11,093		11,753		11,440		12,278		12,432		12,654		12,834		11,973		12,678		12,477		11,929		12,321		12,780		12,712		13,720		13,060		12,284		10,212		11,231		11,399		12,089		13,196		13,074		12,869		13,014		14,063		15,218		15,611		15,809		15,895		16,175		16,407		16,318		15,597		16,031		15,367		15,301		15,054		15,577		15,026		14,811		14,548		13,562		13,612		12,474		12,503		12,395		11,022		10,768		12,477		12,281		13,236		12,632		12,984		12,776		12,684		13,111		13,768		13,187		12,988		12,485		13,597	14,404	14,222	14,805	15,047	14,970	14,905	15,662	15,811	16,262	16,547	15,692	15,249	15,079	15,223	14,521	14,667	15,293	15,925	16,688	16,737	16,749	17,467	18,551	18,326	19,137	20,719	22,552	19,572
C000053725
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree Emerging Markets SmallCap Dividend Fund $22,979
Accumulated Value					10,000					10,219					9,660					10,261					10,982					11,078					11,197					11,145				10,684				10,782			11,289			11,870				12,176			12,269			12,473			12,664			13,225			13,592			13,662			13,805			13,925			14,607			15,682			15,204		15,004		14,790		14,587		13,671		13,879		13,523		13,333		11,943		12,593		12,359		13,399		13,598		13,780		13,935		13,138		13,897		13,906		13,193		13,374		13,722		13,688		14,494		13,617		12,731		10,065		11,286		11,405		12,163		12,890		13,209		12,945		12,938		14,331		15,094		14,926		15,755		16,168		17,053		17,126		17,587		17,319		17,880		17,520		17,059		16,697		17,449		17,139		17,168		17,697		16,740		16,687		15,019		15,128		15,294		13,858		13,612		15,404		15,329		16,267		15,765		15,973		16,095		15,920		16,491		17,653		17,069		16,763		15,930		17,242	18,229	17,808	18,317	18,679	18,799	18,906	19,180	19,158	19,715	20,313	19,323	18,974	18,617	18,522	18,470	18,263	18,834	20,191	21,072	21,198	21,823	22,073	22,089	22,131	22,414	24,192	25,501	22,979
C000261324
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree GeoAlpha Opportunities Fund $11,225
Accumulated Value		$ 10,000					$ 9,862					$ 9,997					$ 10,567					$ 10,954					$ 11,044					$ 11,151					$ 11,914				$ 12,262				$ 11,225
C000261749
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree Global Defense Fund $10,646
Accumulated Value	10,000					10,571					10,295					9,550					10,038					11,473					11,480					10,646
C000033619
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree Global ex-U.S. Quality Growth Fund $21,113
Accumulated Value					10,000					10,197					10,004					10,116					10,535					10,478					10,573					10,327				9,886				10,078			10,407			10,639				10,880			11,228			11,567			11,635			12,040			12,346			12,432			12,759			12,767			13,054			13,717			13,045		13,055		13,048		12,918		12,819		13,213		13,045		12,872		11,837		11,760		11,193		12,076		12,379		12,597		13,087		12,339		13,150		13,321		12,996		13,374		13,932		14,302		15,160		15,056		13,893		12,346		13,631		14,165		14,623		15,233		15,753		15,588		15,222		16,794		18,008		18,008		18,171		18,300		19,045		19,656		19,793		20,094		20,522		19,465		20,035		19,671		20,846		19,404		19,111		19,320		17,540		17,840		15,506		16,483		15,486		13,898		14,418		16,402		16,203		17,601		17,028		17,864		18,051		17,375		18,129		18,582		17,946		17,108		16,382		18,089	19,012	18,833	19,371	19,989	19,474	20,107	20,222	20,295	20,699	20,599	19,449	19,344	18,976	19,709	19,353	18,646	19,334	20,401	21,266	20,630	20,779	21,516	21,946	21,654	22,151	23,114	23,595	21,113
C000033635
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree Global High Dividend Fund $23,965
Accumulated Value					10,000					10,191					10,115					10,330					10,615					10,585					10,642					10,452				10,564				10,940			11,026			11,260				11,354			11,371			11,501			11,554			11,838			11,810			12,142			12,121			12,374			12,608			13,041			12,329		12,148		12,311		12,198		12,193		12,552		12,454		12,557		11,921		12,171		11,367		12,161		12,437		12,588		12,781		12,115		12,814		12,728		12,386		12,861		13,090		13,241		13,700		13,140		11,915		9,763		10,682		10,887		11,005		11,235		11,522		11,034		10,760		12,195		12,662		12,538		13,105		13,897		14,264		14,673		14,418		14,418		14,672		14,287		14,633		14,175		15,254		15,379		15,230		15,698		15,058		15,470		14,253		14,553		14,166		12,975		13,855		15,079		14,853		15,594		15,111		15,025		15,272		14,435		15,159		15,787		15,305		14,983		14,425		15,455	16,304	16,097	16,314	17,081	16,624	17,229	17,092	17,971	18,639	18,930	18,586	19,026	18,142	18,760	19,375	19,590	19,254	19,782	20,268	20,474	21,272	21,545	21,263	22,025	22,315	23,632	24,939	23,965
C000057625
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree India Earnings Fund $23,264
Accumulated Value					10,000					10,088					10,185					10,420					11,016					11,296					11,218					11,332				10,521				10,561			11,013			11,824				12,556			12,900			12,989			12,814			13,833			13,765			13,137			14,134			14,029			14,683			15,171			14,247		13,617		14,138		13,533		13,245		14,043		14,159		12,764		11,963		12,992		13,149		12,687		12,677		14,026		13,925		13,994		13,861		13,034		12,479		12,761		13,270		13,217		13,373		13,147		11,955		8,709		10,242		9,973		10,867		12,023		12,639		12,653		12,875		14,428		15,789		15,567		16,663		17,024		16,969		18,377		18,434		18,783		19,981		20,537		20,324		19,575		20,213		20,290		19,372		20,030		19,881		18,641		17,299		18,564		19,320		18,114		18,588		19,701		19,056		18,998		18,231		18,418		19,168		19,373		20,263		21,314		21,097		21,654		21,009		22,311	24,071	24,980	25,567	25,432	26,488	26,711	28,289	29,140	29,275	29,609	27,808	27,673	26,746	25,893	23,617	25,817	26,693	27,081	27,852	26,499	25,734	26,022	27,175	27,169	27,234	26,240	26,605	23,264
C000248668
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree India Hedged Equity Fund $9,726
Accumulated Value			$ 10,000					$ 10,042					$ 10,678					$ 10,975					$ 11,058					$ 11,252					$ 10,621					$ 10,671				$ 10,495				$ 10,365			$ 9,767			$ 10,315				$ 10,580			$ 10,675			$ 11,013			$ 10,740			$ 10,592			$ 10,627			$ 11,045			$ 11,213			$ 11,196			$ 10,866			$ 10,727			$ 9,726
C000042148
Account Value [Line Items]
Line Graph and Table Measure Name																																																							WisdomTree New Economy Real Estate Fund $12,083
Accumulated Value					10,000					10,143					9,872					10,081					10,690					10,723					10,778					10,260				9,896				9,897			10,223			10,642				10,933			11,244			11,706			11,758			12,343			12,540			12,703			12,727			13,002			13,509			14,177			13,207		13,311		13,524		13,365		12,985		13,191		12,947		12,689		11,890		12,322		12,024		13,333		13,233		13,929		13,704		13,258		13,822		13,522		13,195		13,459		14,015		13,996		14,634		14,040		13,249		10,344		11,069		10,732		11,158		11,298		11,822		11,355		11,018		12,304		12,446		12,176		12,547		12,818		13,040		13,344		13,131		12,967		13,200		12,596		12,778		12,217		12,452		12,165		11,960		11,991		11,025		10,347		9,490		10,265		9,568		8,141		8,224		8,931		8,583		9,524		8,994		8,890		9,025		8,578		8,877		9,251		8,988		8,371		7,926		9,023	9,779	9,359	9,380	9,649	8,908	9,414	9,377	10,033	10,388	10,815	10,269	10,274	9,443	9,563	9,748	9,470	9,486	9,841	10,691	10,675	11,372	12,306	12,873	12,074	11,898	12,921	13,233	12,083
MSCI AC Asia Pacific USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI AC Asia Pacific USD Index
Accumulated Value	10,000					10,132					10,500					10,266					10,483					11,276					12,047					10,481
MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI China Index
Accumulated Value					10,000					9,980					9,905					10,011					10,361					11,124					11,405					11,184				11,051				10,598			11,318			11,718				11,969			12,288			12,936			13,234			14,410			15,017			15,173			15,776			16,022			16,329			18,368			17,192		16,626		16,622		16,927		16,044		15,644		15,050		14,839		13,137		14,100		13,247		14,712		15,220		15,590		15,938		13,852		14,964		14,883		14,260		14,257		14,832		15,097		16,354		15,569		15,720		14,683		15,611		15,534		16,929		18,527		19,579		19,044		20,051		20,607		21,178		22,737		22,501		21,087		21,380		21,544		21,565		18,580		18,581		17,648		18,204		17,118		16,578		16,089		15,461		14,225		13,644		13,805		14,711		13,314		13,343		11,401		9,485		12,302		12,942		14,467		12,966		13,552		12,853		11,769		12,236		13,552		12,339		11,999		11,488		11,777	11,493	10,273	11,136	11,241	11,982	12,270	12,038	11,878	11,997	14,865	13,986	13,366	13,725	13,851	15,481	15,787	15,113	15,527	16,104	16,878	17,711	19,438	18,696	18,229	18,003	18,849	17,762	16,395
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI Emerging Markets Index
Accumulated Value					10,000					10,054					9,679					10,066					10,573					10,835					10,975					11,001				10,495				10,518			11,093			11,433				11,722			11,978			12,332			12,456			13,199			13,493			13,440			13,911			13,939			14,439			15,643			14,921		14,644		14,579		14,062		13,478		13,774		13,402		13,331		12,170		12,671		12,336		13,416		13,446		13,559		13,844		12,840		13,641		13,474		12,817		13,062		13,613		13,594		14,608		13,927		13,193		11,161		12,183		12,276		13,179		14,356		14,674		14,438		14,736		16,099		17,282		17,812		17,948		17,677		18,117		18,537		18,569		17,320		17,773		17,067		17,235		16,533		16,843		16,524		16,030		15,668		14,797		14,862		13,874		13,840		13,898		12,269		11,888		13,651		13,459		14,522		13,580		13,991		13,833		13,600		14,117		14,996		14,072		13,704		13,171		14,226	14,782	14,095	14,766	15,132	15,199	15,285	15,888	15,935	16,193	17,274	16,506	15,913	15,891	16,175	16,253	16,356	16,571	17,278	18,317	18,674	18,913	20,266	21,113	20,608	21,225	23,104	24,373	21,190
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI Emerging Markets Index
Accumulated Value					10,000					10,054					9,679					10,066					10,573					10,835					10,975					11,001				10,495				10,518			11,093			11,433				11,722			11,978			12,332			12,456			13,199			13,493			13,440			13,911			13,939			14,439			15,643			14,921		14,644		14,579		14,062		13,478		13,774		13,402		13,331		12,170		12,671		12,336		13,416		13,446		13,559		13,844		12,840		13,641		13,474		12,817		13,062		13,613		13,594		14,608		13,927		13,193		11,161		12,183		12,276		13,179		14,356		14,674		14,438		14,736		16,099		17,282		17,812		17,948		17,677		18,117		18,537		18,569		17,320		17,773		17,067		17,235		16,533		16,843		16,524		16,030		15,668		14,797		14,862		13,874		13,840		13,898		12,269		11,888		13,651		13,459		14,522		13,580		13,991		13,833		13,600		14,117		14,996		14,072		13,704		13,171		14,226	14,782	14,095	14,766	15,132	15,199	15,285	15,888	15,935	16,193	17,274	16,506	15,913	15,891	16,175	16,253	16,356	16,571	17,278	18,317	18,674	18,913	20,266	21,113	20,608	21,225	23,104	24,373	21,190
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI Emerging Markets Index
Accumulated Value				$ 10,000					$ 9,951					$ 9,898					$ 9,036					$ 9,408					$ 9,159					$ 9,961					$ 9,983				$ 10,067				$ 10,279			$ 9,533			$ 10,128				$ 10,004			$ 9,517			$ 9,698			$ 10,107			$ 10,093			$ 10,846			$ 10,341			$ 9,795			$ 8,287			$ 9,046			$ 9,115			$ 9,785		$ 10,660		$ 10,895		$ 10,720		$ 10,941		$ 11,953		$ 12,832		$ 13,225		$ 13,326		$ 13,125		$ 13,452		$ 13,764		$ 13,788		$ 12,860		$ 13,196		$ 12,672		$ 12,797		$ 12,275		$ 12,506		$ 12,269		$ 11,902		$ 11,633		$ 10,986		$ 11,035		$ 10,301		$ 10,276		$ 10,319		$ 9,109		$ 8,827		$ 10,136		$ 9,993		$ 10,782		$ 10,083		$ 10,389		$ 10,271		$ 10,098		$ 10,482		$ 11,134		$ 10,448		$ 10,175		$ 9,780		$ 10,562		$ 10,975		$ 10,466		$ 10,964		$ 11,235		$ 11,286		$ 11,349		$ 11,797		$ 11,832		$ 12,023		$ 12,826		$ 12,255		$ 11,815		$ 11,799		$ 12,010		$ 12,068		$ 12,144		$ 12,304		$ 12,829		$ 13,600		$ 13,865		$ 14,043		$ 15,048		$ 15,677		$ 15,302		$ 15,759		$ 17,154		$ 18,097		$ 15,733
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI Emerging Markets Index
Accumulated Value					10,000					10,054					9,679					10,066					10,573					10,835					10,975					11,001				10,495				10,518			11,093			11,433				11,722			11,978			12,332			12,456			13,199			13,493			13,440			13,911			13,939			14,439			15,643			14,921		14,644		14,579		14,062		13,478		13,774		13,402		13,331		12,170		12,671		12,336		13,416		13,446		13,559		13,844		12,840		13,641		13,474		12,817		13,062		13,613		13,594		14,608		13,927		13,193		11,161		12,183		12,276		13,179		14,356		14,674		14,438		14,736		16,099		17,282		17,812		17,948		17,677		18,117		18,537		18,569		17,320		17,773		17,067		17,235		16,533		16,843		16,524		16,030		15,668		14,797		14,862		13,874		13,840		13,898		12,269		11,888		13,651		13,459		14,522		13,580		13,991		13,833		13,600		14,117		14,996		14,072		13,704		13,171		14,226	14,782	14,095	14,766	15,132	15,199	15,285	15,888	15,935	16,193	17,274	16,506	15,913	15,891	16,175	16,253	16,356	16,571	17,278	18,317	18,674	18,913	20,266	21,113	20,608	21,225	23,104	24,373	21,190
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI Emerging Markets Index
Accumulated Value					10,000					10,054					9,679					10,066					10,573					10,835					10,975					11,001				10,495				10,518			11,093			11,433				11,722			11,978			12,332			12,456			13,199			13,493			13,440			13,911			13,939			14,439			15,643			14,921		14,644		14,579		14,062		13,478		13,774		13,402		13,331		12,170		12,671		12,336		13,416		13,446		13,559		13,844		12,840		13,641		13,474		12,817		13,062		13,613		13,594		14,608		13,927		13,193		11,161		12,183		12,276		13,179		14,356		14,674		14,438		14,736		16,099		17,282		17,812		17,948		17,677		18,117		18,537		18,569		17,320		17,773		17,067		17,235		16,533		16,843		16,524		16,030		15,668		14,797		14,862		13,874		13,840		13,898		12,269		11,888		13,651		13,459		14,522		13,580		13,991		13,833		13,600		14,117		14,996		14,072		13,704		13,171		14,226	14,782	14,095	14,766	15,132	15,199	15,285	15,888	15,935	16,193	17,274	16,506	15,913	15,891	16,175	16,253	16,356	16,571	17,278	18,317	18,674	18,913	20,266	21,113	20,608	21,225	23,104	24,373	21,190
MSCI AC World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI AC World Index
Accumulated Value		10,000					10,110					10,360					10,735					10,976					10,974					11,089					11,418				11,564				10,734
MSCI AC World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI AC World Index
Accumulated Value	10,000					10,146					10,373					10,372					10,480					10,791					10,929					10,144
MSCI AC World ex-USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI AC World ex-USA Index
Accumulated Value					10,000					10,263					10,090					9,936					10,427					10,493					10,622					10,470				10,227				10,489			10,861			11,034				11,313			11,556			11,931			11,968			12,409			12,474			12,705			12,944			13,049			13,341			14,084			13,420		13,183		13,394		13,085		12,839		13,146		12,871		12,929		11,878		11,990		11,447		12,312		12,553		12,628		12,961		12,266		13,004		12,847		12,450		12,770		13,216		13,332		13,910		13,536		12,466		10,661		11,469		11,844		12,380		12,932		13,485		13,154		12,871		14,602		15,391		15,425		15,730		15,929		16,398		16,911		16,801		16,524		16,839		16,299		16,688		15,937		16,596		15,984		15,668		15,693		14,707		14,813		13,539		14,002		13,552		12,197		12,562		14,045		13,940		15,070		14,541		14,897		15,156		14,605		15,260		15,880		15,163		14,684		14,078		15,346	16,117	15,957	16,361	16,872	16,569	17,050	17,034	17,428	17,925	18,407	17,504	17,346	17,009	17,694	17,939	17,899	18,545	19,395	20,052	19,995	20,689	21,434	21,868	21,862	22,517	23,864	25,062	22,358
MSCI AC World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI AC World Index
Accumulated Value					10,000					10,148					10,160					10,099					10,534					10,570					10,634					10,454				10,533				10,761			11,055			11,365				11,504			11,683			11,941			11,996			12,331			12,378			12,617			12,879			13,129			13,340			14,093			13,501		13,212		13,338		13,355		13,283		13,683		13,791		13,851		12,813		13,000		12,084		13,039		13,387		13,556		14,013		13,182		14,045		14,087		13,752		14,042		14,426		14,778		15,299		15,130		13,908		12,030		13,319		13,898		14,342		15,101		16,025		15,508		15,131		16,996		17,785		17,705		18,115		18,598		19,412		19,714		19,974		20,111		20,614		19,763		20,772		20,271		21,082		20,047		19,529		19,952		18,355		18,377		16,828		18,003		17,340		15,680		16,626		17,916		17,211		18,444		17,916		18,468		18,734		18,533		19,609		20,327		19,759		18,942		18,372		20,068	21,032	21,155	22,063	22,756	22,005	22,899	23,409	23,786	24,390	24,957	24,397	25,309	24,710	25,540	25,386	24,383	24,610	26,025	27,193	27,562	28,243	29,266	29,921	29,917	30,230	31,126	31,526	29,262
MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI India Index
Accumulated Value					10,000					10,048					10,236					10,372					10,961					11,088					10,986					10,932				10,117				10,109			10,549			11,172				11,840			12,068			12,280			12,184			13,123			13,024			12,544			13,469			13,374			14,027			14,510			13,537		13,052		13,589		13,100		12,973		13,818		13,951		12,681		11,796		13,019		13,002		12,752		12,756		13,933		14,011		14,041		14,003		13,273		12,885		13,281		13,855		13,778		13,987		13,877		12,868		9,633		11,188		10,877		11,616		12,822		13,271		13,353		13,503		14,668		16,163		15,786		16,612		16,989		16,831		18,291		18,163		18,320		20,324		20,447		20,284		19,668		20,403		20,124		19,318		20,024		19,689		18,542		17,291		18,903		19,680		18,415		18,887		19,868		18,780		18,218		17,386		17,587		18,320		18,853		19,739		20,328		19,941		20,275		19,672		20,987	22,687	23,234	23,871	24,064	24,622	24,796	26,520	27,574	27,864	28,453	26,102	25,994	25,231	24,334	22,383	24,486	25,665	25,953	26,745	25,381	24,587	24,710	25,795	26,019	25,892	24,571	24,918	21,197
MSCI India Index (Local)
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI India Index (Local)
Accumulated Value			10,000					10,167					10,863					11,341					11,480					11,712					10,781					10,789				10,611				10,353			9,621			10,280				10,651			10,909			11,266			10,921			10,655			10,777			11,248			11,432			11,431			11,102			11,135			9,876
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																							MSCI World Index
Accumulated Value					10,000					10,158					10,215					10,101					10,528					10,536					10,592					10,387				10,537				10,789			11,049			11,356				11,477			11,647			11,893			11,939			12,224			12,242			12,516			12,753			13,029			13,206			13,903			13,327		13,036		13,186		13,269		13,262		13,677		13,846		13,923		12,901		13,047		12,055		12,993		13,384		13,560		14,040		13,230		14,102		14,172		13,882		14,177		14,538		14,943		15,391		15,297		14,004		12,151		13,478		14,129		14,503		15,197		16,212		15,653		15,173		17,113		17,838		17,661		18,114		18,716		19,587		19,869		20,166		20,527		21,038		20,164		21,306		20,839		21,730		20,580		20,060		20,610		18,898		18,912		17,274		18,646		17,866		16,205		17,369		18,577		17,788		19,047		18,589		19,163		19,499		19,304		20,472		21,159		20,654		19,763		19,190		20,989	22,019	22,283	23,228	23,975	23,084	24,115	24,605	25,039	25,701	26,172	25,652	26,830	26,130	27,052	26,858	25,662	25,890	27,423	28,606	28,974	29,730	30,686	31,300	31,389	31,642	32,350	32,587	30,512
WisdomTree Asia Defense Index
Account Value [Line Items]
Accumulated Value	10,000					10,289					10,354					9,212					9,448					11,186					11,478					10,086
WisdomTree China ex-State-Owned Enterprises Index
Account Value [Line Items]
Accumulated Value					10,000					10,047					9,963					9,733					10,030					10,932					11,348					11,256				11,155				10,622			11,432			11,966				12,437			12,920			13,949			14,332			15,913			16,460			17,163			17,959			18,365			18,917			20,640			19,723		19,206		18,676		19,315		18,155		17,314		16,505		16,012		13,661		14,479		13,369		14,918		16,004		16,925		17,428		14,910		16,211		16,253		15,787		15,755		16,659		17,057		18,304		17,942		18,250		17,000		18,267		18,879		21,227		23,641		25,294		24,857		26,382		27,466		29,487		31,751		31,445		28,753		29,628		29,758		30,147		25,642		25,154		23,970		25,035		23,666		22,504		21,051		20,372		18,474		17,346		17,629		19,162		17,355		17,218		14,494		12,232		15,395		16,077		18,018		15,758		16,036		15,102		13,708		14,187		15,968		14,429		13,858		13,383		13,410	13,111	11,138	12,373	12,370	13,009	13,119	12,623	12,571	12,550	16,269	15,163	14,517	14,420	14,508	16,000	16,235	15,469	15,929	16,574	17,954	19,477	21,585	20,535	19,769	19,743	20,409	19,508	18,101
WisdomTree Emerging Markets ex-State-Owned Enterprises Index
Account Value [Line Items]
Accumulated Value					10,000					10,013					9,753					10,003					10,468					10,791					11,004					10,957				10,397				10,408			10,994			11,358				11,776			12,111			12,595			12,826			13,701			14,027			14,101			14,673			14,835			15,363			16,503			15,782		15,444		15,235		14,904		14,308		14,475		14,074		13,851		12,341		12,986		12,544		13,715		13,886		14,148		14,550		13,295		14,171		14,090		13,535		13,787		14,430		14,585		15,627		15,126		14,409		12,270		13,500		13,812		15,086		16,625		17,133		16,992		17,469		18,885		20,394		21,129		21,249		20,719		21,341		21,678		21,753		20,208		20,515		19,598		19,909		19,123		19,382		18,591		17,762		17,424		16,300		16,317		15,246		15,263		15,320		13,382		12,988		14,826		14,524		15,684		14,545		14,975		14,697		14,603		15,154		16,243		15,259		14,717		14,169		15,340	16,067	15,229	15,970	16,383	16,410	16,520	17,207	17,295	17,561	18,933	18,054	17,496	17,327	17,462	17,278	17,260	17,612	18,425	19,497	19,838	20,196	21,598	22,568	21,959	22,563	24,281	25,559	22,148
MSCI Emerging Markets Value Index
Account Value [Line Items]
Accumulated Value					10,000					10,135					9,553					9,965					10,500					10,697					10,778					10,938				10,578				10,660			11,147			11,551				11,743			11,840			12,102			12,115			12,756			13,029			12,778			13,202			13,101			13,652			14,843			14,150		13,873		13,995		13,322		12,633		13,144		12,866		13,067		12,110		12,467		12,186		13,173		13,127		13,142		13,296		12,596		13,269		12,912		12,141		12,410		12,837		12,746		13,644		12,724		11,911		9,823		10,655		10,617		11,181		11,892		11,980		11,702		11,750		13,259		14,391		14,500		14,903		14,983		15,326		15,922		15,832		15,080		15,496		15,028		15,077		14,454		14,967		14,856		14,611		14,454		13,640		13,757		12,888		12,771		12,786		11,477		11,275		12,792		12,598		13,506		12,777		13,090		13,143		12,896		13,421		14,296		13,453		13,316		12,789		13,654	14,388	13,867	14,425	14,577	14,673	14,824	15,318	15,414	15,654	16,562	15,677	15,146	15,036	15,260	15,442	15,685	15,791	16,431	17,257	17,530	17,563	18,764	19,524	19,316	19,959	21,747	23,147	20,179
WisdomTree Emerging Markets High Dividend Index
Account Value [Line Items]
Accumulated Value					10,000					10,318					9,611					10,180					10,785					10,879					11,017					11,197				10,954				11,235			11,599			11,944				12,149			12,237			12,259			12,349			12,907			13,350			13,223			13,440			13,416			14,113			15,352			14,959		14,771		14,600		14,139		13,521		14,147		13,817		14,190		13,065		13,358		13,142		14,323		14,315		14,350		14,528		13,994		14,813		14,613		13,866		14,150		14,746		14,747		15,835		14,776		13,738		11,254		12,274		12,390		12,768		13,128		13,199		12,719		12,650		14,263		15,109		14,887		15,629		16,324		16,708		17,332		17,113		16,659		17,172		16,919		16,695		16,167		17,038		17,537		17,285		17,592		16,471		16,752		15,114		15,030		15,154		13,943		13,671		15,664		15,443		16,596		16,003		16,358		16,479		16,109		16,792		17,938		17,096		17,128		16,658		17,817	18,815	18,486	19,127	19,435	19,593	20,179	20,528	20,296	20,926	21,484	20,522	20,023	19,967	20,305	20,288	20,732	20,816	21,735	22,577	22,730	23,057	23,396	23,624	23,896	24,289	25,876	26,897	25,314
MSCI Emerging Markets Small Cap Index
Account Value [Line Items]
Accumulated Value					10,000					10,149					9,791					10,040					10,470					10,663					10,803					10,643				10,146				10,129			10,604			11,155				11,449			11,578			11,658			11,749			12,169			12,406			12,412			12,847			13,074			13,557			14,343			13,755		13,580		13,564		13,283		12,412		12,563		12,298		11,890		10,636		11,217		11,036		11,631		11,782		11,893		11,918		11,332		11,777		11,601		11,021		11,237		11,669		11,598		12,306		11,815		10,982		8,446		9,623		9,851		10,738		11,730		12,211		12,011		11,945		13,628		14,680		14,692		15,567		15,805		16,759		17,182		17,584		17,353		17,554		17,204		17,235		16,729		17,433		16,661		16,246		16,677		15,841		15,581		13,940		14,325		14,680		13,208		13,198		14,440		14,291		15,138		14,706		14,844		14,942		15,108		15,792		16,823		16,595		16,254		15,469		16,959	17,709	17,403	17,881	17,895	18,249	18,369	18,956	18,947	19,284	19,995	19,174	18,749	18,557	18,039	17,563	17,537	18,014	19,439	20,549	20,679	21,226	21,651	22,145	21,823	22,005	23,605	24,580	21,843
WisdomTree Emerging Markets SmallCap Dividend Index
Account Value [Line Items]
Accumulated Value					10,000					10,242					9,684					10,287					11,027					11,132					11,269					11,240				10,767				10,870			11,391			11,969				12,294			12,402			12,601			12,788			13,344			13,709			13,775			13,981			14,114			14,812			15,918			15,431		15,257		15,031		14,824		13,896		14,123		13,763		13,582		12,194		12,876		12,652		13,722		13,923		14,114		14,268		13,458		14,247		14,256		13,539		13,740		14,153		14,148		15,023		14,127		13,208		10,415		11,683		11,843		12,617		13,417		13,754		13,485		13,536		15,018		15,887		15,710		16,545		16,978		17,921		18,099		18,544		18,264		18,862		18,510		18,091		17,689		18,531		18,206		18,204		18,749		17,744		17,684		15,910		16,059		16,269		14,734		14,551		16,459		16,413		17,410		16,862		17,091		17,246		17,078		17,734		19,058		18,435		18,069		17,240		18,683	19,854	19,396	19,936	20,277	20,440	20,561	20,895	20,977	21,587	22,221	21,132	20,741	20,357	20,234	20,171	19,973	20,627	22,142	23,114	23,249	23,908	24,202	24,270	24,307	24,618	26,584	28,026	25,238
WisdomTree GeoAlpha Opportunities Index
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 9,852					$ 10,018					$ 10,607					$ 11,017					$ 11,102					$ 11,216					$ 11,988				$ 12,334				$ 11,281
WisdomTree Global Defense Index
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 10,584					$ 10,306					$ 9,559					$ 10,056					$ 11,500					$ 11,505					$ 10,668
MSCI AC World ex-USA Growth Index
Account Value [Line Items]
Accumulated Value					10,000					10,152					10,086					10,046					10,530					10,492					10,656					10,293				9,901				10,046			10,451			10,661				10,963			11,282			11,783			11,792			12,201			12,323			12,539			12,841			12,982			13,262			13,953			13,329		13,147		13,245		13,170		12,960		13,182		13,034		12,926		11,716		11,893		11,349		12,212		12,542		12,746		13,148		12,473		13,301		13,274		13,034		13,189		13,668		13,877		14,452		14,313		13,268		11,815		12,835		13,393		14,073		15,027		15,640		15,502		15,230		16,779		17,660		17,768		17,703		17,647		18,298		18,740		18,812		18,526		18,945		18,131		18,692		18,017		18,560		17,064		16,586		16,560		15,328		15,196		13,958		14,727		14,152		12,651		12,899		14,503		14,281		15,489		14,826		15,508		15,665		15,231		15,810		16,302		15,471		14,655		14,084		15,542	16,285	16,161	16,778	17,223	16,770	17,212	17,372	17,556	18,114	18,575	17,630	17,485	17,111	17,838	17,852	17,446	18,157	19,074	19,830	19,589	20,142	20,962	21,468	21,082	21,500	22,687	23,586	20,722
WisdomTree Global ex-U.S. Quality Growth Index
Account Value [Line Items]
Accumulated Value					10,000					10,196					10,002					10,105					10,544					10,492					10,609					10,384				9,949				10,151			10,482			10,722				10,971			11,323			11,676			11,750			12,166			12,473			12,572			12,939			12,955			13,260			13,936			13,257		13,283		13,265		13,137		13,048		13,456		13,293		13,117		12,079		12,006		11,437		12,345		12,665		12,893		13,400		12,627		13,469		13,650		13,323		13,718		14,326		14,703		15,586		15,475		14,278		12,680		14,005		14,562		15,036		15,689		16,231		16,072		15,711		17,348		18,628		18,641		18,803		18,959		19,719		20,470		20,513		20,838		21,301		20,212		20,894		20,520		21,756		20,253		19,936		20,191		18,312		18,627		16,172		17,211		16,157		14,458		15,042		17,133		16,914		18,384		17,791		18,667		18,858		18,155		18,959		19,448		18,777		17,907		17,164		18,969	19,958	19,763	20,326	21,030	20,430	21,099	21,242	21,334	21,762	21,670	20,477	20,364	19,982	20,772	20,387	19,636	20,353	21,487	22,405	21,735	21,899	22,681	23,222	22,908	23,443	24,473	24,977	22,342
WisdomTree Global High Dividend Index
Account Value [Line Items]
Accumulated Value					10,000					10,194					10,109					10,325					10,609					10,578					10,640					10,458				10,568				10,949			11,039			11,269				11,359			11,375			11,500			11,556			11,849			11,816			12,145			12,125			12,379			12,603			13,041			12,329		12,145		12,293		12,161		12,155		12,508		12,408		12,515		11,885		12,136		11,329		12,122		12,394		12,542		12,735		12,066		12,761		12,677		12,330		12,801		13,045		13,185		13,643		13,083		11,858		9,708		10,613		10,807		10,924		11,141		11,427		10,937		10,668		12,098		12,565		12,434		12,994		13,767		14,128		14,518		14,267		14,267		14,515		14,130		14,474		14,022		15,092		15,216		15,063		15,525		14,889		15,295		14,088		14,385		14,003		12,810		13,706		14,916		14,683		15,404		14,913		14,811		15,037		14,202		14,910		15,525		15,041		14,729		14,182		15,184	16,020	15,825	16,038	16,803	16,345	16,930	16,796	17,680	18,336	18,607	18,311	18,747	17,855	18,471	19,084	19,264	18,917	19,441	19,907	20,117	20,899	21,165	20,889	21,635	21,906	23,206	24,499	23,533
WisdomTree India Earnings Index
Account Value [Line Items]
Accumulated Value					10,000					10,107					10,221					10,455					11,060					11,346					11,292					11,404				10,626				10,666			11,133			11,956				12,705			13,069			13,118			12,952			13,989			13,972			13,452			14,542			14,446			15,105			15,644			14,709		14,049		14,631		14,053		13,724		14,552		14,710		13,168		12,304		13,381		13,557		13,071		13,052		14,513		14,427		14,495		14,333		13,458		12,888		13,190		13,734		13,685		13,852		13,625		12,385		9,005		10,616		10,355		11,282		12,503		13,150		13,200		13,458		15,107		16,646		16,415		17,789		18,143		18,106		19,877		19,948		20,390		21,780		22,460		22,237		21,354		22,092		22,225		21,071		21,939		21,798		20,396		18,844		20,337		21,261		19,881		20,550		21,954		21,251		21,206		20,278		20,545		21,479		21,805		22,979		24,334		24,098		24,830		24,029		25,770	28,106	29,269	30,048	29,887	31,309	31,600	33,805	35,475	35,682	36,076	33,550	33,359	32,139	30,983	28,065	30,964	32,137	32,809	33,865	32,127	31,241	31,679	33,126	33,160	33,241	32,073	32,581	28,202
WisdomTree India Hedged Equity Index
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 10,126					$ 10,858					$ 11,316					$ 11,452					$ 11,704					$ 10,902					$ 10,888				$ 10,641				$ 10,462			$ 9,694			$ 10,354				$ 10,689			$ 10,869			$ 11,219			$ 10,882			$ 10,768			$ 10,812			$ 11,266			$ 11,446			$ 11,417			$ 11,062			$ 10,922			$ 9,827
Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index
Account Value [Line Items]
Accumulated Value					10,000					10,278					10,080					10,057					10,485					10,258					10,227					9,602				9,290				9,514			9,665			9,819				9,842			10,047			10,328			10,137			10,460			10,399			10,312			10,297			10,628			10,994			11,383			10,711		10,835		11,101		10,911		10,799		10,917		10,817		10,634		10,159		10,313		10,099		11,076		10,925		11,241		11,062		11,002		11,254		11,146		11,282		11,550		11,982		11,920		12,137		12,184		11,126		8,426		8,927		9,075		9,166		9,399		9,795		9,523		9,137		10,451		11,046		10,902		11,047		11,206		11,713		12,101		12,037		12,381		12,471		11,785		12,025		11,608		12,031		11,415		11,327		11,650		10,474		9,983		9,188		9,933		9,330		8,050		8,213		8,787		8,384		9,200		8,634		8,437		8,542		8,111		8,391		8,562		8,275		7,651		7,408		8,309	8,966	8,547	8,667	8,774	8,069	8,499	8,573	9,106	9,636	9,936	9,501	9,783	8,911	9,044	9,383	9,123	9,107	9,239	9,166	9,065	9,263	9,264	9,091	9,174	8,964	9,223	9,876	9,135
MSCI AC World ex-USA Index
Account Value [Line Items]
Accumulated Value					10,000					10,263					10,090					9,936					10,427					10,493					10,622					10,470				10,227				10,489			10,861			11,034				11,313			11,556			11,931			11,968			12,409			12,474			12,705			12,944			13,049			13,341			14,084			13,420		13,183		13,394		13,085		12,839		13,146		12,871		12,929		11,878		11,990		11,447		12,312		12,553		12,628		12,961		12,266		13,004		12,847		12,450		12,770		13,216		13,332		13,910		13,536		12,466		10,661		11,469		11,844		12,380		12,932		13,485		13,154		12,871		14,602		15,391		15,425		15,730		15,929		16,398		16,911		16,801		16,524		16,839		16,299		16,688		15,937		16,596		15,984		15,668		15,693		14,707		14,813		13,539		14,002		13,552		12,197		12,562		14,045		13,940		15,070		14,541		14,897		15,156		14,605		15,260		15,880		15,163		14,684		14,078		15,346	16,117	15,957	16,361	16,872	16,569	17,050	17,034	17,428	17,925	18,407	17,504	17,346	17,009	17,694	17,939	17,899	18,545	19,395	20,052	19,995	20,689	21,434	21,868	21,862	22,517	23,864	25,062	22,358
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate/WisdomTree New Economy Real Estate Spliced Index
Account Value [Line Items]
Accumulated Value					$ 10,000					$ 10,144					$ 9,873					$ 10,088					$ 10,703					$ 10,737					$ 10,792					$ 10,281				$ 9,915				$ 9,924			$ 10,257			$ 10,673				$ 10,958			$ 11,276			$ 11,734			$ 11,792			$ 12,379			$ 12,572			$ 12,738			$ 12,766			$ 13,054			$ 13,576			$ 14,254			$ 13,274		$ 13,396		$ 13,597		$ 13,431		$ 13,053		$ 13,268		$ 13,022		$ 12,754		$ 11,960		$ 12,407		$ 12,114		$ 13,439		$ 13,344		$ 14,047		$ 13,824		$ 13,372		$ 13,953		$ 13,649		$ 13,321		$ 13,584		$ 14,165		$ 14,147		$ 14,796		$ 14,199		$ 13,402		$ 10,439		$ 11,179		$ 10,838		$ 11,271		$ 11,411		$ 11,939		$ 11,461		$ 11,135		$ 12,444		$ 12,592		$ 12,326		$ 12,700		$ 12,956		$ 13,183		$ 13,474		$ 13,287		$ 13,136		$ 13,373		$ 12,773		$ 12,963		$ 12,360		$ 12,607		$ 12,320		$ 12,091		$ 12,108		$ 11,142		$ 10,462		$ 9,583		$ 10,406		$ 9,699		$ 8,237		$ 8,326		$ 9,050		$ 8,686		$ 9,646		$ 9,105		$ 9,011		$ 9,148		$ 8,699		$ 8,993		$ 9,381		$ 9,113		$ 8,480		$ 8,033		$ 9,149	$ 9,910	$ 9,491	$ 9,512	$ 9,775	$ 9,025	$ 9,548	$ 9,505	$ 10,170	$ 10,535	$ 10,964	$ 10,413	$ 10,420	$ 9,562	$ 9,691	$ 9,882	$ 9,595	$ 9,611	$ 9,971	$ 10,830	$ 10,814	$ 11,526	$ 12,474	$ 13,060	$ 12,246	$ 12,062	$ 13,109	$ 13,425	$ 12,248